Statements of Net Assets Available for Benefits - 401 (k) Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value
Total investments	$ 381,607	$ 315,498
Receivables
Company contributions	207	181
Participant contributions	395	346
Notes receivable from participants	5,316	4,185
Total receivables	5,918	4,712
Net assets available for benefits	387,525	320,210
Mutual funds
Investments, at fair value
Total investments	287,126	222,395
Separately managed accounts
Investments, at fair value
Total investments	70,591	70,656
Renasant Corporation common stock
Investments, at fair value
Total investments	$ 23,890	$ 22,447